Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	CK0001689382
Entity Registrant Name	Trilogy International Partners Inc.
Entity Central Index Key	0001689382
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Address, State or Province	WA
Entity File Number	000-55716
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	155 108th Avenue NE
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Bellevue
Entity Address, Postal Zip Code	98004
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Entity Common Stock, Shares Outstanding	59,126,613
Title of 12(g) Security	Common Shares, no par value
Security Exchange Name	NONE